Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) - Finite-Lived Intangible Assets [Member]	Jun. 30, 2025 USD ($)
Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses [Line Items]
Fiscal year 2026	$ 5,182
Fiscal year 2027	5,182
Fiscal year 2028	5,182
Fiscal year 2029	5,182
Fiscal year 2030	5,182
Thereafter	16,069
Intangible assets, net	$ 41,979